Capital Stock and Capital Surplus	6 Months Ended
Jun. 30, 2018
Disclosure Of Issued Capital And Miscellaneous Equity [Abstract]
Disclosure of issued capital and miscellaneous equity

28.	CAPITAL STOCK AND CAPITAL SURPLUS

(1)	The number of shares authorized and others are as follows:

	June 30, 2018	December 31, 2017
Shares of common stock authorized	5,000,000,000 Shares	5,000,000,000 Shares
Par value	5,000 Won	5,000 Won
Shares of common stock issued	676,000,000 Shares	676,000,000 Shares
Capital stock	3,381,392 million Won	3,381,392 million Won

(2)	There is no change to be disclosed in numbers of issued and outstanding shares of common stock for the six months ended June, 2018 and 2017.

(3)	Details of capital surplus are as follows (Unit: Korean Won in millions):

	June 30, 2018	December 31, 2017
Capital in excess of par value	269,533	269,533
Other capital surplus	16,352	16,347

Total	285,885	285,880